Note 3 - Acquisitions (Details) - Unaudited Pro Forma Information (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nanjing [Member]
Note 3 - Acquisitions (Details) - Unaudited Pro Forma Information [Line Items]
Pro forma net revenues	2,159,466	1,769,665
Pro forma loss from operations	30,612	16,561
Pro forma net loss	161,580	94,541
Pro forma net loss per share (in Yuan Renminbi per share)	0.16	0.09
Wenzhou [Member]
Note 3 - Acquisitions (Details) - Unaudited Pro Forma Information [Line Items]
Pro forma net revenues	2,155,319	1,769,428
Pro forma loss from operations	30,840	17,531
Pro forma net loss	161,736	95,289
Pro forma net loss per share (in Yuan Renminbi per share)	0.16	0.10
Jiaxing [Member]
Note 3 - Acquisitions (Details) - Unaudited Pro Forma Information [Line Items]
Pro forma net revenues	2,163,231	1,780,360
Pro forma loss from operations	31,355	16,348
Pro forma net loss	162,318	94,215
Pro forma net loss per share (in Yuan Renminbi per share)	0.16	0.09